Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets
Cash and cash equivalents	$ 3,343	[1]	$ 2,183	[1]
Short-term investments	32,779	[1]	30,225	[1]
Accounts receivable, less allowance for doubtful accounts: 2014—$412; 2013—$478	8,669	[1]	9,357	[1]
Inventories	5,663	[1]	6,166	[1]
Current deferred tax assets and other current tax assets	4,498	[1]	4,624	[1]
Other current assets	2,750	[1]	3,689	[1]
Total current assets	57,702	[1]	56,244	[1]
Long-term investments	17,518	[1]	16,406	[1]
Property, plant and equipment, less accumulated depreciation	11,762	[1],[2]	12,397	[1],[2]
Identifiable intangible assets, less accumulated amortization	35,166	[1],[3]	39,385	[1],[3]
Goodwill	42,069	[1]	42,519	[1]
Noncurrent deferred tax assets and other noncurrent tax assets	1,544	[1]	1,554	[1]
Other noncurrent assets	3,513	[1]	3,596	[1]
Total assets	169,274	[1]	172,101	[1]
Liabilities and Equity
Short-term borrowings, including current portion of long-term debt: 2014—$3,011; 2013—$2,060	5,141	[1]	6,027	[1]
Accounts payable	3,440	[1]	3,234	[1]
Dividends payable	1,711	[1]	1,663	[1]
Income taxes payable	531	[1]	678	[1]
Accrued compensation and related items	1,784	[1]	1,792	[1]
Other current liabilities	9,024	[1]	9,972	[1]
Total current liabilities	21,631	[1]	23,366	[1]
Long-term debt	31,541	[1]	30,462	[1]
Pension benefit obligations, net	7,885	[1]	4,635	[1]
Postretirement benefit obligations, net	2,379	[1]	2,668	[1]
Noncurrent deferred tax liabilities	24,981	[1]	25,590	[1]
Other taxes payable	4,353	[1]	3,993	[1]
Other noncurrent liabilities	4,883	[1]	4,767	[1]
Total liabilities	97,652	[1]	95,481	[1]
Commitments and Contingencies		[1]		[1]
Preferred stock, no par value, at stated value; 27 shares authorized; issued: 2014—717; 2013—829	29	[1]	33	[1]
Common stock, $0.05 par value; 12,000 shares authorized; issued: 2014—9,110; 2013—9,051	455	[1]	453	[1]
Additional paid-in capital	78,977	[1]	77,283	[1]
Treasury stock, shares at cost: 2014—2,819; 2013—2,652	(73,021)	[1]	(67,923)	[1]
Retained earnings	72,176	[1]	69,732	[1]
Accumulated other comprehensive loss	(7,316)	[1]	(3,271)	[1]
Total Pfizer Inc. shareholders’ equity	71,301	[1]	76,307	[1]
Equity attributable to noncontrolling interests	321	[1]	313	[1]
Total equity	71,622	[1]	76,620	[1]
Total liabilities and equity	$ 169,274	[1]	$ 172,101	[1]

[1]	Amounts may not add due to rounding.
[2]	The decrease in total property, plant and equipment is primarily due to depreciation and, to a much lesser extent, disposals, impairments and the impact of foreign exchange, partially offset by capital additions.
[3]	The decrease in identifiable intangible assets, less accumulated amortization, is primarily due to amortization and, to a much lesser extent, asset impairment charges, partially offset by assets acquired as part of the InnoPharma acquisition,the Nexium OTC milestones and other asset acquisitions. For information about impairments of intangible assets, see Note 4. For information about the assets acquired from InnoPharma and the Nexium OTC milestones, see Note 2A and Note 2B, respectively.